TAX SITUATION, Reconciliation of the Statutory Income Tax Rate to the Effective Tax Rate (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAX SITUATION [Abstract]
Theoretical tax and income tax rate in Peru	S/ (2,040,900)	S/ (2,022,500)	S/ (1,573,200)
Theoretical tax and income tax rate in Peru	(29.50%)	(29.50%)	(29.50%)
Decrease (Increase) in the statutory tax rate due to [Abstract]
Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	S/ 52,800	S/ (75,800)	S/ (12,800)
Provision tax on dividends	(235,700)	(168,400)	(78,600)
Non-taxable income, net	335,300	156,200	3,600
Income tax and effective income tax rate	S/ (1,888,451)	S/ (2,110,501)	S/ (1,660,987)
Decrease (Increase) in the statutory tax rate due to [Abstract]
Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	0.77%	(1.11%)	(0.24%)
Provision tax on dividends	(3.44%)	(2.46%)	(1.47%)
Non-taxable income, net	4.59%	2.29%	0.06%
Income tax and effective income tax rate	(27.58%)	(30.78%)	(31.15%)